Provisions - Schedule of Provisions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Opening balance		$ 2,243	$ 2,216
Change in estimate		233	(95)
Accretion for the period		101	88
Exchange differences		(256)	34
Termination payments		(113)
Closing Balance		2,208	2,243
Post-retirement Benefits [Member]
Statement Line Items [Line Items]
Opening balance	[1]	617	684
Change in estimate	[1]	233	(95)
Accretion for the period	[1]	40	62
Exchange differences	[1]	(125)	(34)
Termination payments	[1]	(113)
Closing Balance	[1]	652	617
Rehabilitation Provision [Member]
Statement Line Items [Line Items]
Opening balance	[2]	1,626	1,532
Change in estimate	[2]
Accretion for the period	[2]	61	26
Exchange differences	[2]	(131)	68
Termination payments	[2]
Closing Balance	[2]	$ 1,556	$ 1,626

[1]	Post-retirement benefits: The Company provides post-retirement benefits supplements as well as leaving indemnities to employees at the Mexican operations. Under Mexican labour law, the Company provides statutorily mandated severance benefits to its employees terminated under certain circumstances. Key financial assumptions used in the above estimate include an annual discount rate of 4.86% (December 31, 2019 - 6.8%), annual salary rate increase of 3.75% (December 31, 2019 - 3.75%) and minimum wage increase rate of 5.31% (December 31, 2019 - 5.31%) and the life of mine of approximately four years.During the year, the Company paid $453 in termination benefits, of which $113 was recorded against post-retirement benefits and $340 was recorded in the consolidated statement of comprehensive income (loss) for period ended December 31, 2020.
[2]	Rehabilitation provision: Key financial assumptions used in the above estimate include an annual discount rate of 4.73% (December 31, 2019 - 4.4%), Mexican inflation rate and the life of mine of approximately four years. The total undiscounted amount of estimated cash flows required to settle the Company's obligations is $1,746 of which $892 relates to the Platosa mine and $854 relates to the Miguel Auza processing facility.